CONSOLIDATED STATEMENT OF FINANCIAL POSITION - ARS ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
NON CURRENT ASSETS
Property, plant and equipment	$ 125,005	$ 111,571
Intangible assets	6,080	6,354
Deferred tax assets	80	1,928
Investments in joint ventures and associates	15,333	11,875
Financial assets at fair value through profit and loss	422	286
Other assets	33	9
Trade and other receivables	9,521	7,444
Total non current assets	156,474	139,467
CURRENT ASSETS
Inventories	5,169	4,266
Financial assets at amortized cost	1,330	37
Financial assets at fair value through profit and loss	15,273	21,576
Derivative financial instruments	3	6
Trade and other receivables	26,489	28,267
Cash and cash equivalents	9,097	1,179
Total current assets	57,361	55,331
Assets classified as held for sale	0	18,457
Total assets	213,835	213,255
SHAREHOLDERS' EQUITY
Share capital	1,874	2,080
Share capital adjustment	9,826	10,906
Share premium	18,499	18,496
Treasury shares	25	2
Treasury shares cost	(1,490)	(126)
Treasury shares adjustment	134	13
Legal reserve	904	733
Voluntary reserve	7,355	12,554
Other reserves	(483)	367
Retained earnings	15,193	11,806
Other comprehensive income	(314)	(353)
Equity attributable to owners of the company	51,523	56,478
Non-controlling interest	16,160	17,792
Total equity	67,683	74,270
NON CURRENT LIABILITIES
Investments in joint ventures and associates	153	0
Provisions	5,499	6,549
Income tax and minimum notional income tax provision	1,034	1,274
Deferred revenue	275	287
Taxes payables	542	540
Deferred tax liabilities	15,354	16,686
Defined benefit plans	1,175	1,464
Salaries and social security payable	163	177
Borrowings	69,189	54,816
Trade and other payables	8,162	9,457
Total non current liabilities	101,546	91,250
CURRENT LIABILITIES
Provisions	871	1,179
Deferred revenue	5	5
Income tax and minimum notional income tax provision	1,084	1,392
Taxes payables	2,052	2,901
Defined benefit plans	162	179
Salaries and social security payable	2,726	3,180
Derivative financial instruments	49	122
Borrowings	12,901	8,623
Trade and other payables	24,756	26,655
Total current liabilities	44,606	44,236
Liabilities associated to assets classified as held for sale	0	3,499
Total liabilities	146,152	138,985
Total liabilities and equity	$ 213,835	$ 213,255